As filed with the Securities and Exchange Commission on September 22, 2005
                                     Investment Company Act file number 811-3522


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                        DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2005

ITEM 1: SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND
STATEMENT OF NET ASSETS
JULY 31, 2005
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (a)
     Face                                                                       Maturity              Value                Standard
    Amount                                                                        Date      Yield    (Note 1)     Moody's  & Poor's
    ------                                                                        ----      -----     ------      -------  ---------
Put Bonds (b) (3.13%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,400,000   Clipper Tax Exempt COPS - Series 2001
              Insured by MBIA Insurance Corp.                                   09/08/05    2.30%   $  2,400,000   VMIG-1
  3,340,000   Clipper Tax Exempt COPS - Series 2001-3
              Insured by MBIA Insurance Corp.                                   09/08/05    2.30       3,340,000   VMIG-1
  2,670,000   Pooled Puttable Floating Option Tax Exempt Receipts -
              Series PPT-33
              LOC Merrill Lynch & Company, Inc.                                 12/15/05    2.70       2,670,000              A1+
  1,000,000   Plaquemines, LA Port & Harbor (Intern Marine Terminal Project)
              -Series 1984B ( c)
              LOC KBC Bank                                                      03/15/06    2.60       1,000,000
-----------                                                                                         ------------
  9,410,000   Total Put Bonds                                                                          9,410,000
-----------                                                                                         ------------
Revenue Bond (0.83%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,500,000   Commonwealth of Puerto Rico Public Improvement
              Refunding Bonds, Series 2001 TICS/TOCS Trust-
              Series 2001-1                                                     07/01/27    2.34%   $  2,500,000              A1+
-----------                                                                                         ------------
  2,500,000   Total Revenue Bond                                                                       2,500,000
-----------                                                                                         ------------
Tax Exempt Commercial Paper (6.16%)
------------------------------------------------------------------------------------------------------------------------------------
$ 6,000,000   Maryland HEFA (John Hopkins University)                           10/04/05    2.43%   $  6,000,000    P-1       A1+
 10,000,000   San Antonio, TX Water System - Series A                           10/04/05    2.43      10,000,000    P-1       A1+
  2,500,000   Sunshine State Government Finance Commission  - Series H          08/23/05    2.48       2,500,000              A1+
-----------                                                                                         ------------
 18,500,000   Total Tax Exempt Commercial Paper                                                       18,500,000
-----------                                                                                         ------------
Tax Exempt General Obligation Notes & Bonds (22.42%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,800,000   Arrowhead, WI Union High School District TRAN (c)                 09/19/05    1.68%   $  2,801,182
  7,000,000   Carmel, IN Waterworks Revenue ( c )                               02/16/06    2.47       7,001,587
  1,705,000   Clark County, OH BAN (c)                                          05/11/06    3.00       1,707,824
  1,500,000   D.C. Everest Area School District, WI (c)                         08/28/06    2.95       1,504,680
  1,900,000   Dublin City, OH School District BAN                               10/13/05    1.79       1,901,231    MIG-1
  3,300,000   Glendale River Hills, WI School District
              Tax and Revenue Promissory Notes (c)                              08/10/05    1.65       3,300,280
  5,095,000   Grafton, WI School District TRAN (c)                              10/13/05    1.70       5,097,999
    800,000   Lancaster, WI Community School District TRAN (c)                  10/28/05    2.00         800,235
  5,000,000   Lebanon City, OH School District School Facility
              Construction & Improvement Notes                                  08/11/05    1.82       5,000,444    MIG-1
  2,500,000   Maple Dale-Indian Hill, WI School District TRAN (c)               08/17/05    1.63       2,500,399
  3,000,000   Mequon-Thiensville, WI School District TRAN (c)                   09/09/05    1.83       3,002,394
  1,250,000   Merton, WI Community School District TRAN (c)                     10/28/05    1.83       1,250,500
    800,000   Mount Horeb, WI Area School District TRAN (c)                     10/28/05    2.05         800,187
  1,650,000   Muskingum County, OH  (c)                                         07/18/06    4.00       1,668,043
  3,500,000   Pewaukee, WI School District TRAN (c)                             09/09/05    1.68       3,501,173
  3,650,000   Pulaski, WI Community School District TRAN (c)                    09/27/05    1.74       3,651,454
  4,300,000   Shorewood, WI School District TRAN (c)                            09/02/05    1.65       4,301,296
  2,500,000   State of Texas TRAN                                               08/31/05    1.60       2,502,829    MIG-1    SP-1+
  2.390,000   Sturgeon Bay, WI                                                  10/15/05    2.67       2,390,452    MIG-1
  5,000,000   Town of Bedford, MA BAN                                           09/28/05    2.12       5,008,818    MIG-1    SP-1+
  7,599,978   Wyandotte County, KS - Series VIII (c)                            11/01/05    1.95       7,614,912
-----------                                                                                         ------------
 67,239,978   Total Tax Exempt General Obligation Notes & Bonds                                       67,307,919
-----------                                                                                         ------------
Variable Rate Demand Instruments (d) (59.79%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Bradford County HFFA (Shands Teaching Hospital & Clinics)
              - Series 2001C                                                    11/01/26    2.23%   $  1,000,000   VMIG-1     A1
  5,000,000   City of Lakeland, FL Energy System RB - Series 2001A              10/01/35    2.38       5,000,000   VMIG-1     A1+
  3,000,000   City of Wilmington, DE (Delaware Art Museum, Inc.) - Series 2003
              LOC Allied Irish Bank                                             10/01/37    2.35       3,000,000   VMIG-1
  6,000,000   Collier County, FL Educational Facilities Authority
              (International College Project)
              LOC Fifth Third Bank                                              04/01/28    2.33       6,000,000              A1+
  2,000,000   Collier County, FL IDA Health Facilities RB
              (NCH Healthcare Systems, Inc.)
              LOC Fifth Third Bank                                              11/01/22    2.33       2,000,000              A1+
  3,000,0000  Colorado ABN AMRO Munitops Certificate Trust
              Non-AMT Single Asset Series 2005-14 (c)                           06/01/13    2.37       3,000,000
  2,000,000   Colorado Health Facilities
              (Catholic Health) Series B-4                                      03/01/23    2.35       2,000,000   VMIG-1     A1+
  2,000,000   Connecticut Special Tax Second Lien
              Insured By FSA                                                    12/01/10    2.32       2,000,000    P-1       A1+
  2,200,000   Connecticut State Development Authority Health Care RB
              (Independent Living Project)
              LOC Chase Manhattan Bank, N.A.                                    07/01/15    2.32       2,200,000   VMIG-1
  8,000,000   Cook County, IL Capital Improvement GO Bonds - Series 2004E       11/01/33    2.35       8,000,000   VMIG-1     A1+
  7,200,000   Cuyahoga County, OH HRB (The Metro Health System) -
              Series 2003
              LOC Key Bank, N.A.                                                03/01/33    2.38       7,200,000   VMIG-1
  2,500,000   Dade County, FL RB (Water And Sewer System)
              Insured By FGIC                                                   10/05/22    2.33       2,500,000   VMIG-1     A1+
  2,000,000   Dutches County, NY IDA Civic Facilities RB
              (Marist College) - Series A
              LOC Bank of New York                                              07/01/35    2.30       2,000,000              A1+
    100,000   Fairfax, VA IDA (Fairfax Hospital System, Inc.)                   10/01/25    2.28         100,000   VMIG-1     A1+
  1,000,000   Florida HFA MHRB (Town Colony) - Series EE
              LOC Credit Suisse First Boston                                    09/01/08    2.39       1,000,000              A1+
  1,985,000   Franklin County, OH RB
              (The Villas at Saint Therese Project) - Series 1997F (c)
              LOC Fifth Third Bank                                              10/01/22    2.42       1,985,000
  7,200,000   Fulton County, GA Development Authority IRB
              (Siemens Energy Inc. Project)                                     12/15/14    2.39       7,200,000   VMIG-1
  1,000,000   Greensboro, NC Public Improvement - Series B                      04/01/14    2.37       1,000,000   VMIG-1     A1+
  4,700,000   Illinois Development Finance Authority (James Jordan Boys &
              Girls Club & Family Life Center Project) - Series 1995            08/01/30    2.35       4,700,000              A1+
  3,400,000   Illinois Development Finance Authority RB
              (Glenwood School For Boys)
              LOC Harris Trust & Savings Bank                                   02/01/33    2.35       3,400,000              A1+
  5,000,000   Illinois Finance Authority Revenue
              (North Park University Project)
              LOC J.P. Morgan Chase                                             07/01/35    2.38       5,000,000              A1+
  3,000,000   Jackson County, MI EDC (Thrifty Leoni) (c)
              LOC Bank One                                                      12/01/14    2.35       3,000,000
  6,700,000   Jacksonville, FL Capital Project Revenue - Series 1997-2          10/01/22    2.33       6,700,000              A1+
  6,100,000   Jacksonville, FL Capital Project RB Series 2002-1
              Insured BY FGIC                                                   10/01/34    2.33%   $  6,100,000              A1+
  2,400,000   Jacksonville, FL University
              (Health Science Center ) - Series 1989                            07/01/19    2.38       2,400,000   VMIG-1
  6,205,169   Koch Floating Rate Trust - Series 1
              Insured by AMBAC Indemnity Corp.                                  04/01/09    2.53       6,205,169              A1+
  2,500,000   Lakeview, MI School District
              (School Building & Site Bonds) - Series 2002B                     05/01/32    2.30       2,500,000              A1+
  2,500,000   Latrobe, PA IDA RB (Diocese of Greensburg)
              LOC Allied Irish Bank                                             06/01/33    2.40       2,500,000   VMIG-1
  1,750,000   Lowell, MI Area School District GO - Series 2004 (c)              05/01/29    2.35       1,750,000
  4,900,000   Lubbock, TX Educational Facilities Authority
              (Lubbock Christian University)
              LOC Allied Irish Bank                                             05/01/29    2.41       4,900,000   VMIG-1
  3,350,000   Montgomery County, MD EDC RB
              (Brooke Grove Foundations, Inc. Facilities) - Series 1995
              LOC First National Bank of Maryland                               01/01/16    2.48       3,350,000              A1
  2,520,000   Munimae National TICs/TOCs Trust
              Insured by MBIA Insurance Corp.                                   10/01/40    2.40       2,520,000              A1+
  3,100,000   New Britain, CT GO - Series B (c)
              Insured by AMBAC Indemnity Corp.                                  04/01/20    2.30       3,100,000
  4,800,000   New Ulm, MN Hospital Facility RB
              (Health Center System Project) - Series 1985
              LOC Wells Fargo Bank, N.A                                         08/01/14    2.45       4,800,000              A1+
  2,000,000   New York City, NY GO - Series A-6
              LOC Landesbank Hessen                                             08/01/19    2.29       2,000,000   VMIG-1     A1+
  2,000,000   New York State Local Government Assistance
              Corporation - Series C
              LOC Landesbank Hessen                                             04/01/25    2.20       2,000,000   VMIG-1     A1+
  3,000,000   Orlando, FL Utilities Commission - Series B
              Insured By SunTrust Bank                                          10/01/22    2.35       3,000,000   VMIG-1     A1+
  1,900,000   Palm Beach County, FL RB
              (Raymond F. Kravis Center Project)
              LOC Northern Trust Bank                                           07/01/32    2.30       1,900,000   VMIG-1
  7,350,000   Phoenix, AZ IDA MHRB
              (Bell Square Apartments Project) - Series 1995
              LOC General Electric Capital Corporation                          06/01/25    2.41       7,350,000              A1+
  3,500,000   Phoenix, AZ IDA MHRB
              (Paradise Lake Apartments Project) - Series 1995
              LOC General Electric Capital Corporation                          07/01/25    2.41       3,500,000              A1+
  2,500,000   Port Orange, FL RB (Palmer College) - Series 2002
              LOC LaSalle National Bank                                         10/01/32    2.34       2,500,000              A1+
    950,000   Richmond, VA Capital Region Airport
              (Richmond International Airport)
              Insured by AMBAC Indemnity Corp.                                  07/01/25    2.34         950,000   VMIG-1     A1+
  2,900,000   Salina, KS (Dillards Project) (c)
              LOC Bank of America                                               12/01/14    2.54       2,900,000
  7,500,000   Savannah, GA EDA RB (Savannah Country Day School)
              LOC Suntrust Bank                                                 09/01/29    2.50       7,500,000   VMIG-1
  1,660,000   St. Cloud, MN Commercial Development (Kelly Inn Project)
              LOC First Bank of South Dakota                                    04/01/13    1.92       1,660,000              A1+
    500,000   Suffolk, VA Redevelopment and Housing Authority
              (Oak Spring Apartments LLC)
              Guaranteed by Federal Home Loan Mortgage Corporation              12/01/19    2.36         500,000   VMIG-1
  2,000,000   Sunshine State Government Financing Commission
              RB - Series 1986
              Insured by AMBAC Indemnity Corp.                                  07/01/16    2.30%   $  2,000,000   VMIG-1
  1,000,000   Tampa, FL Health Care Facilities (c )
              (Lifelink Foundation Inc. Project)
              LOC SunTrust Bank                                                 08/01/22    2.35       1,000,000
  1,765,000   Tulsa, OK IDA (Indiana Health Care Project) (c)
              LOC Bank One                                                      06/01/14    2.45       1,765,000
  6,200,000   University of North Carolina at Chapel Hill RB - Series 2001C     12/01/25    2.27       6,200,000   VMIG-1     A1+
  4,300,000   University of Southern Indiana (Student Fee) - Series G
              LOC Bank One                                                      10/01/19    2.35       4,300,000   VMIG-1     A1
  3,000,000   Vancouver, WA Housing Authority (Village Park Apartments)
              LOC US Bank, N.A.                                                 11/02/05    2.38       3,000,000              A1
    925,000   Virginia College Building Authority
              (University of Richmond Project)                                  11/01/26    2.34         925,000   VMIG-1
  1,500,000   Washington State Public Power Supply
              (Nuclear Project #1) - Series 1993A
              LOC Bank of America                                               07/01/17    2.32       1,500,000   VMIG-1     A1+
  3,000,000   Woodhaven Brownstown, MI School District GO
              (School Building / Site Bonds) - Series2004 B
              LOC Fifth Third Bank                                              05/01/34    2.33       3,000,000              A1+
-----------                                                                                         ------------
179,560,169   Total Tax Exempt Variable Rate Demand Instruments                                      179,560,169
-----------                                                                                         ------------

Variable Rate Demand Instruments - Participation Note (d) (0.01%)
------------------------------------------------------------------------------------------------------------------------------------
$    29,653   The Woodlands Fire Dept., Inc. Tax Exempt Loan
              LOC Chase Manhattan Bank, N.A.                                    06/30/06    3.44%   $     29,653    P-1       A1+
-----------                                                                                         ------------
     29,653   Total Variable Rate Demand Instruments - Participation Note                                 29,653
-----------                                                                                         ------------
Variable Rate Demand Instruments - Private Placements (d) (7.82%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,349,000   Anaheim, CA (West Anaheim Convalescent Home)
              LOC Union Bank of California                                      12/01/15    3.75%   $  2,349,000    P-1       A1
  3,439,000   Anaheim, CA HA MHRB (West Anaheim Royale
              Project) - Series 1985C
              LOC Union Bank of California                                      12/01/15    3.75       3,439,000    P-1       A1
  3,418,000   Culver City, CA RDRB (Culver City Royale Project) - Series 1985
              LOC Union Bank of California                                      12/01/15    3.75       3,418,000    P-1       A1
  1,597,210   Franklin County, OH EDRB
              (Norwich Limited Partnership Project) - Series 1985
              LOC Huntington National Bank                                      10/01/05    4.25       1,597,210    P-1       A1
  1,500,000   Harford County, MD EDRB
              (Harrigan Roller Company, Inc. Project) - Series 1984
              LOC Dresdner Bank, A.G.                                           12/28/14    3.75       1,500,000    P-1       A1
  4,155,000   Howard County, MD RB
              (The Bluffs & Hawthorne Apartment Facility) - Series 1995
              LOC First National Bank of Maryland                               12/01/20    2.51       4,155,000    P-1       A1
  1,966,000   West Jordan, UT IDRB
              (The Lynn Partnership Nursing Home Project) - Series 1985
              LOC Bank of America                                               07/01/15    4.06       1,966,000    P-1       A1+
  2,000,000   Wood Dale, IL IDRB
              (Bohler Bros. of America, Inc. Project) - Series 1985
              LOC Creditanstalt-Bankverein                                      06/01/10    3.75       2,000,000    P-1       A2
  3,060,000   York County IDA RB
              (York Outlet Mall Limited Partnership Project) - Series 1987
              LOC Manufacturers & Traders Bank & Trust                          12/01/14    2.50%      3,060,000    P-1       A1
-----------                                                                                         ------------
 23,484,210   Total Variable Rate Demand Instruments - Private Placements                             23,484,210
-----------                                                                                         ------------
              Total Investments (100.16%) (cost $300,791,951+)                                       300,791,951
              Cash and other assets in excess of liabilities (-0.16%)                                   -482,086
                                                                                                    ------------
              Net Assets (100.00%)                                                                  $300,309,865
                                                                                                    ============
              Net asset value, offering and redemption price per share:
              Class A Shares,          82,867,506  shares outstanding (Note 3)                      $       1.00
                                                                                                    ============
              Class B Shares,         165,058,329  shares outstanding (Note 3)                      $       1.00
                                                                                                    ============
              Thornburg Shares,         7,962,025  shares outstanding (Note 3)                      $       1.00
                                                                                                    ============
              First Southwest Shares,  44,606,979  shares outstanding (Note 3)                      $       1.00
                                                                                                    ============

                                 + Aggregate cost for federal income tax purposes is identical

FOOTNOTES:

     (a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest.

     (b)  The maturity date indicated for the put bonds is the next put date.

     (c) Securities that are not rated that the Adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

     (d) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
      BAN      =   Bond Anticipation Note                         IRB      =    Industrial Revenue Bond
      COPS     =   Certificates of Participation                  LOC      =    Letter of Credit
      EDA      =   Economic Development Authority                 RB       =    Revenue Bond
      EDC      =   Economic Development Corporation               ROCS     =    Reset Option Certificates
      EDRB     =   Economic Development Revenue Bond              RN       =    Revenue Note
      FGIC     =   Financial Guaranty Insurance Company           TICs     =    Trust Inverse Certificates
      GO       =   General Obligation                             TOCs     =    Tender Option Certificates
      HEFA     =   Health & Education Facilities Authority        TRAN     =    Tax and Revenue Anticipation Note
      HFA      =   Housing Finance Authority
      HFFA     =   Health Facility Finance Authority
      HRB      =   Hospital Revenue Bond
      IDA      =   Industrial Development Authority
      IDRB     =   Industrial Development Revenue Bond

ITEM 2:    CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3:    EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daily Tax Free Income Fund, Inc.

By (Signature and Title)*           /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary

Date: September 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President


Date: September 22, 2005


By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer

Date: September 22, 2005

* Print the name and title of each signing officer under his or her signature.